Convertible Promissory Notes (Details) - Schedule of unamortized related activity	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Unamortized Related Activity Abstract
Balance, beginning of period	$ 1,230,118
Recognized in profit or loss	(915,341)
Balance, end of period	$ 314,777